FINANCIAL INSTRUMENTS (Narrative) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
FINANCIAL INSTRUMENTS [Abstract]
Notional amount of the hedging instruments	$ 16,612	$ 13,284